Income Taxes (Company's Provision for Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current
Foreign					$ 2,040	$ 978	$ 716
Federal					17,437	11,005	9,530
State					2,854	1,612	2,263
Current tax expense					22,331	13,595	12,509
Deferred
Foreign
Federal					(217)	(912)	(1,392)
State					(680)	(251)	(398)
Deferred tax expense					(897)	(1,163)	(1,790)
Provision for income taxes	$ 2,549	$ 4,446	$ 7,178	$ 15,992	$ 21,434	$ 12,432	$ 10,719